Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Commissions and fees (CHF million)
Commissions and fees	6,182	6,987
Lending business
Commissions and fees (CHF million)
Commissions and fees	652	666
Investment and portfolio management
Commissions and fees (CHF million)
Commissions and fees	1,967	2,071
Other securities business
Commissions and fees (CHF million)
Commissions and fees	17	17
Fiduciary business
Commissions and fees (CHF million)
Commissions and fees	1,984	2,088
Underwriting
Commissions and fees (CHF million)
Commissions and fees	722	1,033
Brokerage
Commissions and fees (CHF million)
Commissions and fees	1,869	2,175
Underwriting and brokerage
Commissions and fees (CHF million)
Commissions and fees	2,591	3,208
Other services
Commissions and fees (CHF million)
Commissions and fees	955	1,025